Debt - Schedule of Long-term Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended									12 Months Ended								12 Months Ended									12 Months Ended								6 Months Ended			9 Months Ended			12 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Aug. 29, 2013 Parent Company [Member]	Aug. 30, 2012 Parent Company [Member]	Sep. 01, 2011 Parent Company [Member]	Dec. 02, 2010 2027 convertible senior notes [Member]	Aug. 29, 2013 Reorganization obligation [Member]	Aug. 30, 2012 Reorganization obligation [Member]	Aug. 29, 2013 Capital Lease Obligations [Member]	Jul. 31, 2013 Capital Lease Obligations [Member]	Aug. 30, 2012 Capital Lease Obligations [Member]	Aug. 29, 2013 Capital Lease Obligations [Member] Elpida Company [Member]	Aug. 29, 2013 Capital Lease Obligations [Member] Parent Company [Member]	Aug. 30, 2012 Capital Lease Obligations [Member] Parent Company [Member]	Aug. 29, 2013 Capital Lease Obligations [Member] Sales-leaseback transactions [Member]	Aug. 30, 2012 Capital Lease Obligations [Member] Sales-leaseback transactions [Member]	Aug. 29, 2013 Capital Lease Obligations [Member] Sales-leaseback transactions [Member] Parent Company [Member]	Aug. 30, 2012 Capital Lease Obligations [Member] Sales-leaseback transactions [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member]	Aug. 30, 2012 Convertible Debt [Member]	Sep. 01, 2011 Convertible Debt [Member]	Feb. 13, 2013 Convertible Debt [Member] 2014 convertible senior notes [Member]	Dec. 02, 2010 Convertible Debt [Member] 2014 convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2014 convertible senior notes [Member] integer		Aug. 30, 2012 Convertible Debt [Member] 2014 convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2014 convertible senior notes [Member]	May 31, 2007 Convertible Debt [Member] 2014 convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2014 convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2014 convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2027 convertible senior notes [Member] integer		Aug. 30, 2012 Convertible Debt [Member] 2027 convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2027 convertible senior notes [Member]	Dec. 02, 2010 Convertible Debt [Member] 2027 convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2027 convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2027 convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2031A convertible senior notes [Member]		Aug. 30, 2012 Convertible Debt [Member] 2031A convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2031A convertible senior notes [Member]	Jul. 26, 2011 Convertible Debt [Member] 2031A convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2031A convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2031A convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2031B convertible senior notes [Member]		Aug. 30, 2012 Convertible Debt [Member] 2031B convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2031B convertible senior notes [Member]	Jul. 26, 2011 Convertible Debt [Member] 2031B convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2031B convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2031B convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2031A and 2031B convertible senior notes [Member] integer	Aug. 29, 2013 Convertible Debt [Member] 2032C convertible senior notes [Member]		Aug. 30, 2012 Convertible Debt [Member] 2032C convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2032C convertible senior notes [Member]	Apr. 18, 2012 Convertible Debt [Member] 2032C convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2032C convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2032C convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2032D convertible senior notes [Member]		Aug. 30, 2012 Convertible Debt [Member] 2032D convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2032D convertible senior notes [Member]	Apr. 18, 2012 Convertible Debt [Member] 2032D convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2032D convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2032D convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2032C and 2032D convertible senior notes [Member] integer	Aug. 29, 2013 Convertible Debt [Member] 2033E convertible senior notes [Member]		Aug. 30, 2012 Convertible Debt [Member] 2033E convertible senior notes [Member]		Sep. 01, 2011 Convertible Debt [Member] 2033E convertible senior notes [Member]	Feb. 12, 2013 Convertible Debt [Member] 2033E convertible senior notes [Member]	Aug. 29, 2013 Convertible Debt [Member] 2033E convertible senior notes [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2033E convertible senior notes [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2033F convertible senior note [Member]		Aug. 30, 2012 Convertible Debt [Member] 2033F convertible senior note [Member]		Sep. 01, 2011 Convertible Debt [Member] 2033F convertible senior note [Member]	Feb. 12, 2013 Convertible Debt [Member] 2033F convertible senior note [Member]	Aug. 29, 2013 Convertible Debt [Member] 2033F convertible senior note [Member] Parent Company [Member]	Aug. 30, 2012 Convertible Debt [Member] 2033F convertible senior note [Member] Parent Company [Member]	Aug. 29, 2013 Convertible Debt [Member] 2033E and 2033F convertible senior notes [Member] integer	Feb. 12, 2013 Convertible Debt [Member] 2033E and 2033F convertible senior notes [Member]	Feb. 12, 2013 Convertible Debt [Member] 2033E and 2033F convertible senior notes [Member] Other noncurrent assets [Member]	Jun. 04, 2012 Convertible Debt [Member] 2013 convertible senior notes [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member]	Aug. 30, 2012 Notes Payable, Other Payables [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 2 [Member]	Aug. 27, 2013 Notes Payable, Other Payables [Member] Secured Debt 2 [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 2 [Member] Minimum [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 2 [Member] Maximum [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 2 [Member] Libor [Member]	Jan. 31, 2013 Notes Payable, Other Payables [Member] Secured Debt 1 [Member]	Oct. 18, 2012 Notes Payable, Other Payables [Member] Secured Debt 1 [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 1 [Member]	Oct. 02, 2012 Notes Payable, Other Payables [Member] Secured Debt 1 [Member] decimal	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 3 [Member]	Jul. 31, 2013 Notes Payable, Other Payables [Member] Secured Debt 3 [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Secured Debt 3 [Member] Taiwan Dollar Commercial Paper Rate [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Intel Senior Note [Member]	Apr. 06, 2012 Notes Payable, Other Payables [Member] Intel Senior Note [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Intel Senior Note [Member] Libor [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Intel Senior Note [Member] Parent Company [Member]	Aug. 30, 2012 Notes Payable, Other Payables [Member] Intel Senior Note [Member] Parent Company [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 1 [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 1 [Member] Sibor [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 2 [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 2 [Member] Libor [Member] Variable Interest Rate One Month LIBOR Option [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 2 [Member] Libor [Member] Minimum [Member] Variable Interest Rate LIBOR Option [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 2 [Member] Libor [Member] Maximum [Member] Variable Interest Rate LIBOR Option [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 2 [Member] Federal Funds Effective Rate [Member] Minimum [Member] Variable Interest Rate Federal Funds Effective Rate Option [Member]	Aug. 29, 2013 Line of Credit [Member] Revolving Credit Facility 2 [Member] Federal Funds Effective Rate [Member] Maximum [Member] Variable Interest Rate Federal Funds Effective Rate Option [Member]	Aug. 29, 2013 Loans Payable [Member]	Aug. 29, 2013 Loans Payable [Member] Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 6,037,000,000	$ 3,262,000,000		$ 3,084,000,000	$ 2,935,000,000			$ 1,644,000,000	$ 0	$ 1,252,000,000		$ 883,000,000		$ 553,000,000	$ 556,000,000										$ 465,000,000		$ 860,000,000				$ 465,000,000	$ 860,000,000	$ 147,000,000		$ 141,000,000				$ 147,000,000	$ 141,000,000	$ 277,000,000		$ 265,000,000				$ 277,000,000	$ 265,000,000	$ 253,000,000		$ 243,000,000				$ 253,000,000	$ 243,000,000		$ 463,000,000		$ 451,000,000				$ 463,000,000	$ 451,000,000	$ 369,000,000		$ 361,000,000				$ 369,000,000	$ 361,000,000		$ 272,000,000		$ 0				$ 272,000,000	$ 0	$ 260,000,000		$ 0				$ 260,000,000	$ 0		$ 526,000,000			$ 635,000,000	$ 58,000,000	$ 309,000,000	$ 312,000,000						$ 191,000,000		$ 110,000,000			$ 25,000,000	$ 65,000,000		$ 25,000,000	$ 58,000,000									$ 4,785,000,000	$ 2,531,000,000
Less current portion	(1,585,000,000)	(224,000,000)		(646,000,000)	(154,000,000)
Long-term debt	4,452,000,000	3,038,000,000		2,438,000,000	2,781,000,000
Subordinated Debt				2,531,000,000
Other notes payable of Micron's subsidiaries and capital lease obligations	1,863,000,000
Leases, Capital [Abstract]
Debt Instrument, Interest Rate, Effective Percentage								6.25%		4.10%	3.20%	4.90%		4.70%	4.80%										7.90%								6.90%								6.50%								7.00%									6.00%								6.30%									4.50%								4.90%
Proceeds from equipment sale-leaseback transactions	126,000,000	609,000,000	268,000,000	126,000,000	439,000,000	202,000,000										126,000,000	609,000,000	126,000,000	439,000,000
Long-term Debt, Gross, current period additions																126,000,000	609,000,000	126,000,000	439,000,000
Imputed interest rate of sale leaseback additions (in hundredths)																4.30%	4.20%	4.30%	4.10%
Capital Lease Obligation Assumed											377,000,000
Weighted Average Remaining Term (in years)										4 years 0 months			5 years 6 months	2 years 11 months
Due date																Jul. 31, 2017	Aug. 31, 2016	Jul. 31, 2017	Aug. 31, 2016						Jun. 30, 2014								Jun. 30, 2027								Aug. 31, 2031								Aug. 31, 2031									May 31, 2032								May 31, 2032									Feb. 28, 2033								Feb. 28, 2033
Convertible Debt Issuances [Abstract]
Stated principal amount of debt instrument							175,000,000																		485,000,000		949,000,000			1,300,000,000			175,000,000		175,000,000			175,000,000			345,000,000		345,000,000			345,000,000			345,000,000		345,000,000			345,000,000				550,000,000		550,000,000			550,000,000			450,000,000		450,000,000			450,000,000				300,000,000		0			300,000,000			300,000,000		0			300,000,000
Initial conversion, price per share																									$ 14.23								$ 10.90								$ 9.50								$ 9.50								$ 9.50	$ 9.63								$ 9.98									$ 10.93								$ 10.93								$ 10.93
Initial conversion, number of shares																									34.1	[1]							16.1	[1]							36.3	[1]							36.3	[1]								57.1	[1]							45.1	[1]								27.4	[1]							27.4	[1]
Conversion price per share threshold (dollars per share)																									$ 18.50	[2]							$ 14.17	[2]							$ 12.35	[2]							$ 12.35	[2]							$ 12.35	$ 12.52	[2]							$ 12.97	[2]								$ 14.21	[2]							$ 14.21	[2]							$ 14.21
Conversion value in excess of principal																									0	[3]	0	[3]					43,000,000	[3]	0	[3]					148,000,000	[3]	0	[3]					148,000,000	[3]	0	[3]						225,000,000	[3]	0	[3]					162,000,000	[3]	0	[3]						72,000,000	[3]	0	[3]					72,000,000	[3]	0	[3]
Share Price (in dollars per share)	$ 13.57	$ 6.18
Expected term for amortization of the remaining debt discount (in years)																									1 year	[4]							4 years	[4]							5 years	[4]							7 years	[4]								6 years	[4]							8 years	[4]								4 years	[4]							6 years	[4]
Debt Instrument, Unamortized Discount								(325,000,000)		(114,000,000)				(49,000,000)											(20,000,000)		(89,000,000)						(28,000,000)		(34,000,000)						(68,000,000)		(80,000,000)						(92,000,000)		(102,000,000)							(87,000,000)		(99,000,000)						(81,000,000)		(89,000,000)							(28,000,000)		0			(31,000,000)			(40,000,000)		0			(43,000,000)																																		(773,000,000)	(444,000,000)
Additional paid in capital equity component of convertible debt																									353,000,000		368,000,000						40,000,000		40,000,000						89,000,000		89,000,000						109,000,000		109,000,000							101,000,000		101,000,000						90,000,000		90,000,000							30,000,000		0						42,000,000		0							72,000,000
Face value of debt extinguished																							464,000,000	351,000,000
Conversion rate (in shares)																									70.2679								91.7431																								105.2632	103.8907								100.1803																									91.4808
Principal amount per debenture used In coversion rate																									1,000								1,000																								1,000	1,000								1,000																									1,000
Conversion rights, minimum number of trading days (in days)																									20								20																								20																	20																	20
Conversion rights, consecutive trading period (in days)																									30 days								30 days																								30 days																	30 days																	30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)																									130.00%								130.00%																								130.00%																	130.00%																	130.00%
Conversion rights, maximum percentage of product of stock price and conversion rate (in hundredths)																									98.00%								98.00%																								98.00%																	98.00%																	98.00%
Make whole premium discount rate																																																									1.50%																	1.50%
Payments of debt issuance costs																																																																																											16,000,000
Unamortized deferred debt issuance costs																																																																																													14,000,000
Interest Costs Incurred [Abstract]
Contractual interest expense																				60,000,000	42,000,000	24,000,000			13,000,000		18,000,000		19,000,000				3,000,000		3,000,000		3,000,000				5,000,000		5,000,000		1,000,000				6,000,000		6,000,000		1,000,000					13,000,000		5,000,000		0				14,000,000		5,000,000		0					3,000,000		0		0				3,000,000		0		0
Stated interest rate (in hundredths)																									1.875%								1.875%								1.50%								1.875%									2.375%								3.125%									1.625%								2.125%																					2.40%
Amortization of debt discount and issuance costs	122,000,000	81,000,000	57,000,000																	96,000,000	82,000,000	53,000,000			37,000,000		47,000,000		46,000,000				7,000,000		6,000,000		5,000,000				12,000,000		11,000,000		1,000,000				10,000,000		10,000,000		1,000,000					14,000,000		5,000,000		0				9,000,000		3,000,000		0					4,000,000		0		0				3,000,000		0		0
Debt Instrument, Interest Rate, Effective Percentage								6.25%		4.10%	3.20%	4.90%		4.70%	4.80%										7.90%								6.90%								6.50%								7.00%									6.00%								6.30%									4.50%								4.90%
Convertible note interest expense																				156,000,000	124,000,000	77,000,000
Debt Conversion, Converted Instrument, Amount																																																																																														139,000,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)																																																																																														27.3
Debt Instrument Convertible Interest Expense Make Whole																																																																																														9,000,000
Debt instrument, original term																																																																																																	4 years												2 years					3 years		3 years
Variable interest rate debt, reference rate period (in months)																																																																																																					3 months							90 days			3 months
Margin on variable rate financing (in hundredths)																																																																																																					3.25%							0.85%			(0.50%)				2.80%		1.00%	1.50%	2.00%	0.50%	1.00%
Derivative, Fixed Interest Rate																																																																																																	4.20%
Debt Convenant Ratio of Outstanding Balance to Fair Value of Collateral																																																																																																			0.8	1.0
Line of Credit Facility, Maximum Borrowing Capacity																																																																																																									214,000,000									255,000,000		153,000,000
Debt instruments number of periodic payments																																																																																																									10
Debt Instrument Period After Draw Prior To Initial Payment (in months)																																																																																																								6 months
Draw on facility agreement																																																																																																						41,000,000	173,000,000
Long Term Debt Gross Assumed																																																																																																											120,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																																																																																																										2.50%
Percentage of collateral to face value of issued and ouststanding credit facility																																																																																																																		80.00%		85.00%
Variable rate on loan from Intel at Libor less points but not to be less than zero (in hundredths)																																																																																																					3.25%							0.85%			(0.50%)				2.80%		1.00%	1.50%	2.00%	0.50%	1.00%
Long-term Debt, by Maturity [Abstract]
2014										449,000,000																																																																																																																1,203,000,000
2015										349,000,000																																																																																																																367,000,000
2016										307,000,000																																																																																																																356,000,000
2017										85,000,000																																																																																																																500,000,000
2018										41,000,000																																																																																																																869,000,000
2019 and thereafter										$ 135,000,000																																																																																																																$ 2,263,000,000

[1]	(1)Shares issuable, upon conversion, for the principal amount of the notes.
[2]	(2)Holders may convert their notes during any calendar quarter if the closing price of our common stock for at least 20 trading days in a 30 trading day period ending on the last trading day of the immediately preceding calendar quarter is 130% of the initial conversion price per share.
[3]	(3)Based on our closing share price of $13.57 and $6.18 as of August 29, 2013 and August 30, 2012, respectively.
[4]	(1)Expected term for amortization of the remaining debt discount as of August 29, 2013.